United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies




                                  811-10625

                     (Investment Company Act File Number)


                        Federated Core Trust II, L.P.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                     Date of Fiscal Year End: 11/30/2005


            Date of Reporting Period: Fiscal year ended 11/30/2005








Item 1.     Reports to Stockholders

EMERGING MARKETS FIXED INCOME
CORE FUND

ANNUAL REPORT
November 30, 2005


FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)



                                                              Year Ended November 30,                          Period Ended
                                              2005                 2004                    2003                 11/30/2002   (1)
Net Asset Value, Beginning
of Period                                    $15.91               $14.39                  $10.98                  $10.00
Income From
Investment Operations:
Net investment income                         1.29     (2)         0.91                    0.85                    0.83      (3)
Net realized and unrealized gain on
investments, options, futures
contracts and foreign currency
transactions                                  0.88                 0.61                    2.56                    0.15      (3)
  TOTAL FROM
  INVESTMENT OPERATIONS                       2.17                 1.52                    3.41                    0.98
Net Asset Value, End of Period               $18.08               $15.91                  $14.39                  $10.98

Total Return(4)                               13.64     %          10.56    %             31.06      %             9.80       %

Ratios to Average Net Assets:
Net expenses                                  0.05      %          0.05     %              0.05      %             0.05      %(5)
Net investment income                         7.54      %          7.80     %              8.85      %             10.58    %(3,5)
Expense waiver/reimbursement(6)               0.08      %          0.21     %              0.23      %             0.42      %(5)
Supplemental Data:
Net assets, end of period                                         146,778
(000 omitted)                               $350,521             $                       $131,056                 $80,515
Portfolio turnover                             23       %           54      %               97       %              178       %

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1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Based on average shares outstanding.

3 Effective January 14, 2002, the Fund adopted the provisions of the American
Institute of Certified Public Accountants (AICPA)

Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




                                     Beginning           Ending
                                   Account Value      Account Value        Expenses Paid
                                     6/1/2005          11/30/2005         During Period(1)
Actual                                $1,000            $1,068.60              $0.26
Hypothetical (assuming a 5%
return
before expenses)                      $1,000            $1,024.82              $0.25

------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


Emerging Markets Fixed Income Core Fund's(1) total return, based on net asset value, for the 12-month reporting period was 13.64%.

For the first ten months of the reporting period the fund was benchmarked to the Lehman Brothers Emerging Market Index(2) (LBEMI). Early in 2005, following the LBEMI rules, the Mexico sub-index (one of the top three sub-indices by market cap) was subtracted from the LBEMI because of credit rating upgrades, which resulted in an average rating for the index of BBB; subsequently, during the fall of 2005 Russia credit ratings were also upgraded to an average rating of BBB and the Russia sub-index (then the second largest sub-index by market cap) was also subtracted from the LBEMI. These actions resulted in significant concentrations in the index to Brazil as the largest sub-index and other second-tier sub-indices. Accordingly, the fund was benchmarked instead to the Lehman Brothers U.S. Emerging Market Index + Mexico + Russia(3) (LBUSEMI) for the last two months of the year as the adviser believed it was more reflective of the fund's investments. There were significant differences in the performance between both indices during the reporting period, the LBEMI returned 12.27% and the LBUSEMI returned 11.51%. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LBEMI or the LBUSEMI.

During the 12-month reporting period, the most significant factors affecting the fund's over-performance relative to the LBEMI and the LBUSEMI were (1) the credit quality of the portfolio securities (which indicate the risk that securities will default); (2) the duration(4) of its portfolio (which indicates the portfolio's price sensitivity to interest rates); (3) the allocation of securities to off-index securities in local markets; and (4) the allocation of securities to corporate credits versus sovereign credits.


Market Overview
Emerging debt markets had a solid performance during the fiscal year due to the following global macroeconomic factors -low interest rate environment, global growth, high commodity prices and general improvement in credit quality.

Despite significant increases in short-term interest rates in the U.S., global real interest rates remained low which, in turn, contributed to continued economic growth in key markets such as the U.S., China and India. Higher growth increases the demand for commodities including oil and base metals -whose primary suppliers are emerging market countries. Higher export revenues from commodities, as well as intermediate products, together with improved fiscal accounts, have allowed these countries to improve their sovereign credit quality by repayment of external debt, reduced borrowing requirements and better growth prospects. In this environment, corporate issuers within the commodities sector of most emerging markets were particularly strong performers. In light of these favorable macroeconomic conditions (and most especially the low global interest rate environment), demand for emerging market bonds increased over the reporting period, which further contributed to the sector's positive return relative to other sectors of the global fixed income market.


Credit Quality
During the reporting period, as compared to the LBEMI and subsequently the LBUSEMI, fund management allocated more of the fund's portfolio to the higher quality credits such as Russia and Colombia,(5)and less to lower quality credits such as Brazil, Ecuador and Turkey which historically trade with higher volatility than higher quality credits. Fund management anticipated a more dramatic adjustment in emerging debt markets due to higher interest rates in the U.S. However, because of low inflationary pressures in the U.S., short-term interest rates increased only at a gradual pace which allowed emerging debt markets -primarily lower quality credits- to remain as an attractive investment alternative for global investors. The fund's emphasis on higher quality credits (rather than the better-performing, lower quality credits) detracted from fund performance relative to the LBEMI and the LBUSEMI.



Duration
During most of the reporting period, fund management allocated a larger percentage of the sovereign bonds from each country owned by the fund to securities with shorter durations than the equivalent sub-index in the LBEMI and the LBUSEMI. With the anticipation of a larger adjustment to higher interest rates of longer duration securities, the fund was positioned to benefit from higher coupon bonds with short durations and potentially small bond price movements. This strategy initially detracted from fund performance and fund management later adjusted the strategy to match the duration of the fund's sovereign bond positions closer to the equivalent sub-indices in the LBEMI and the LBUSEMI.


Local Markets
Beginning in 2004 and throughout the reporting period, fund management increased the percentage of the portfolio allocated to local currency denominated securities in emerging markets. These investments are considered off-index. With good prospects for economic growth and declining inflation rates in countries such as Mexico and Turkey, local market securities strongly benefited from declining nominal and real interest rates and appreciation of the currency. The fund's investments in local market securities were positive contributors to fund performance during the reporting period.


Corporate Credits
Corporate credits, also represented in the LBEMI and the LBUSEMI, were a core component of the fund's portfolio of investments. The corporate portfolio was represented by companies with strong position in each of its markets, in some cases on a global basis. One particular factor that contributed to fund performance was the fund's allocation to corporate issuers within the commodities sector (and, in particular, the oil and gas sub-sectors). Overall, the fund's larger allocation to corporate credits contributed strongly to the period performance.

1 Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.
2 The Lehman Brothers Emerging Market Index includes U.S. dollar-denominated debt from emerging markets in the following regions: Americas, Europe, Middle East, Africa and Asia. As with other fixed income benchmarks provided by Lehman Brothers, the index is rules-based, which allows for an unbiased view of the marketplace and easy replicability. The index is unmanaged, and investments cannot be made in an index.
3 The Lehman Brothers U.S. Emerging Market Index plus Mexico plus Russia is a customized index provided by Lehman Brothers. The index is unmanaged, and investments cannot be made in an index.
4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, call
1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000(1) in Emerging Markets Fixed Income Core Fund (the "Fund") from January 14, 2002 (start of performance) to November 30, 2005, compared to the Lehman Brothers Emerging Market Index (LBEMI)(2).



 Average Annual Total Returns for the Period Ended
 11/30/2005
 1 Year                                                   13.64%
 Start of Performance (1/14/2002)                         16.49%

------------------------------------------------------------------------------

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Emerging Markets Fixed Income Core Fund (the "Fund") is represented by a solid line. The Lehman Brothers Emerging Market Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in shares of the Fund and the Lehman Brothers Emerging Market Index . The "x" axis reflects computation periods from January 14, 2002 to November 30, 2005. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the Lehman Brothers Emerging Market Index. The ending values were $18,080 and $17,221, respectively.




Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call
1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund.   The Fund's
  performance assumes the reinvestment of all dividends and distributions. The LBEMI has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The LBEMI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.


PORTFOLIO OF INVESTMENTS SUMMARY TABLES


At November 30, 2005 the Fund's credit-quality ratings composition(1) was as follows:



         S&P Long-Term Ratings as                       Moody's Long-Term Ratings as
      Percentage of Total Net Assets                   Percentage of Total Net Assets
AAA                               0.0%          Aaa                                  0.0%
AA                                0.0%          Aa                                   0.0%
A                                 6.6%          A                                    1.1%
BBB                               5.5%          Baa                                  23.4%
BB                               66.2%          Ba                                   38.0%
B                                13.3%          B                                    26.9%
CCC                               0.3%          Caa                                  1.0%
CC                                0.0%          Ca                                   0.0%
C                                 0.0%          C                                    0.0%
D                                 0.0%          D                                    0.0%
Not Rated by S&P(2)               2.8%          Not Rated by Moody's(2)              4.3%
Other Securities(3)               0.0%          Other Securities(3)                  0.0%
Cash Equivalents(4)               0.1%          Cash Equivalents(4)                  0.1%
Other Assets and                  5.2%          Other Assets and Liabilities         5.2%
Liabilities - Net(5)                            - Net(5)
  TOTAL                          100.0%           TOTAL                             100.0%

------------------------------------------------------------------------------


At November 30, 2005 the Fund's issuer country and currency exposure composition(6) were as follows:



                           Country Exposure as         Currency Exposure
                           a Percentage of Total       as a Percentage of
Country                          Net Assets              Total Net Assets
Russia                              21.3%                      0.0%
Brazil                              21.2%                      0.0%
Mexico                              11.6%                      6.8%
Venezuela                           10.2%                      0.0%
Philippines                         9.0%                       0.0%
Colombia                            6.1%                       0.0%
Turkey                              5.6%                       0.0%
Peru                                3.1%                       0.0%
Kazakhstan                          1.9%                       0.0%
Argentina                           1.6%                       0.0%
El Salvador                         1.0%                       0.0%
Ukrainan SSR                        0.9%                       0.0%
Guatemala                           0.6%                       0.0%
Panama                              0.3%                       0.0%
Poland                              0.3%                       0.0%
United States(7)                    0.0%                      87.2%
Euro                                0.0%                       0.7%
Cash Equivalents(4)                 0.1%                       0.1%
Other Assets and                    5.2%                       5.2%
Liabilities - Net(5)
  TOTAL                            100.0%                     100.0%

------------------------------------------------------------------------------
1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical
Rating Organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit- quality ratings in the Fund's Statement of Additional Information.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.2% are fixed income securities (excluding cash equivalents) that do not have long-term credit quality ratings by either of these NRSROs.

3 Other Securities include options that do not qualify for credit ratings from an NRSRO.

4 Cash Equivalents include any investments in money market mutual funds and/or repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

5 See Statement of Assets and Liabilities.

6 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed income securities. With respect to foreign corporate fixed income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

7 Consists of non-U.S. dollar denominated fixed income securities issued by an entity domiciled in the United States.

PORTFOLIO OF INVESTMENTS


November 30, 2005



    Principal                                                                             Value in
     Amount                                                                             U.S. Dollars
                            CORPORATE BONDS--24.1%
                            Banking--2.8%
 $     235,820       (1)    Banco de Galicia y Buenos Aires S.A. de C.V.,
                            Series 144A, 11.00%, 1/1/2019                             $     242,895
       653,727              Banco de Galicia y Buenos Aires S.A. de C.V.,
                            Series REGS, 11.00%, 1/1/2019                                   673,339
      2,550,000      (1)    Kazkommerts International BV, Company Guarantee,
                            Series 144A, 8.00%, 11/3/2015                                  2,607,375
      2,500,000      (1)    Turanalem Finance BV, Bank Guarantee, 8.50%,
                            2/10/2015                                                      2,590,625
      3,500,000      (1)    VTB Capital SA, Bond, 6.25%, 6/30/2035                         3,613,750
                              TOTAL                                                        9,727,984
                            Beverage & Tobacco--0.3%
       900,000       (1)    Central European Distribution Corp., Sr. Secd.
                            Note, 8.00%, 7/25/2012                                         1,137,500
                            Brewing--1.0%
      3,300,000      (1)    Bavaria, Series 144A, 8.875%, 11/1/2010                        3,588,750
                            Broadcast Radio & TV--1.3%
      3,800,000             Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                4,516,300
                            Cable & Wireless Television--0.8%
      2,520,000             Innova S De R.L., 9.375%, 9/19/2013                            2,809,800
                            Chemicals & Plastics--0.4%
      1,250,000             Braskem SA, Series REGS, 11.75%, 1/22/2014                     1,528,125
                            Container & Glass Products--0.7%
       600,000              Vicap SA, Sr. Note, Series EXCH, 11.375%,
                            5/15/2007                                                       557,280
      1,950,000      (1)    Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                 1,803,750
                              TOTAL                                                        2,361,030
                            Hotels, Motels, Inns & Casinos--0.7%
      2,500,000      (1)    Grupo Posadas SA de C.V., Sr. Note, 8.75%,
                            10/4/2011                                                      2,631,250
                            Oil & Gas--8.9%
      3,150,000      (1)    Companhia Petrolifera Marlim, Series 144A,
                            12.25%, 9/26/2008                                              3,480,750
     10,850,000      (1)    Gaz Capital SA, Note, Series 144A, 8.625%,
                            4/28/2034                                                      13,643,875
      4,960,000      (1)    Gazprom, Note, Series 144A, 9.625%, 3/1/2013                   5,952,000
      7,180,000      (1)    Petrozuata Finance, Inc., Company Guarantee,
                            Series 144A, 8.22%, 4/1/2017                                   6,713,300
      1,420,000      (1)    Tengizchevroil LLP, Series 144A, 6.124%,
                            11/15/2014                                                     1,444,850
                              TOTAL                                                        31,234,775
                            Steel--1.9%
      2,700,000      (1)    CSN Islands IX Corp., Sr. Note, Series 144A,
                            10.00%, 1/15/2015                                              3,003,750
      3,200,000      (1)    CSN Islands VIII Corp., Company Guarantee, Series
                            144A, 9.75%, 12/16/2013                                        3,504,000
                              TOTAL                                                        6,507,750
                            Telecommunications & Cellular--4.3%
      9,500,000             America Movil S.A. de C.V., Bond, 9.00%, 1/5/2016               887,943
      1,225,000             Axtel SA, 11.00%, 12/15/2013                                   1,375,062
      3,000,000      (1)    Mobile Telesystems, Series 144A, 8.375%,
                            10/14/2010                                                     3,150,000
      5,400,000             Philippine Long Distance Telephone Co., Sr.
                            Unsub., 11.375%, 5/15/2012                                     6,689,250
      3,000,000             Telefonos de Mexico, Note, Series WI, 5.50%,
                            1/27/2015                                                      2,925,000
                              TOTAL                                                        15,027,255
                            Utilities--1.0%
      3,200,000      (1)    National Power Corp., Foreign Gov't. Guarantee,
                            Series 144A, 8.63%, 8/23/2011                                  3,373,491
                              TOTAL CORPORATE BONDS (IDENTIFIED COST
                              $80,131,076)                                                 84,444,010

------------------------------------------------------------------------------
    Principal                                                                             Value in
     Amount                                                                             U.S. Dollars
                            GOVERNMENTS/AGENCIES--70.6%
                            Sovereign--70.6%
 $    4,051,001             Argentina, Government of, 8.28%, 12/31/2033              $     3,400,816
      1,700,000             Argentina, Government of, Bond, 4.005%, 8/3/2012               1,336,200
      5,750,000      (1)    Aries Vermogensverwaltng, Credit-Linked Note,
                            Series 144A, 9.60%, 10/25/2014                                 7,395,937
      7,226,604             Brazil, Government of, 5.25%, 4/15/2012                        7,091,466
       500,000              Brazil, Government of, 8.875%, 10/14/2019                       535,500
     14,200,000             Brazil, Government of, 8.875%, 4/15/2024                      15,016,500
      3,800,000             Brazil, Government of, Bond, 8.25%, 1/20/2034                  3,807,600
      4,800,000             Brazil, Government of, Bond, 10.125%, 5/15/2027                5,712,000
      1,000,000             Brazil, Government of, Bond, 10.50%, 7/14/2014                 1,197,000
      5,752,000             Brazil, Government of, Note, 8.00%, 1/15/2018                  6,053,980
      6,000,000             Brazil, Government of, Note, 8.75%, 2/4/2025                   6,282,000
      7,310,000             Brazil, Government of, Note, 11.00%, 1/11/2012                 8,815,860
      6,700,000             Brazil, Government of, Note, 12.00%, 4/15/2010                 8,090,250
      1,750,000             Colombia, Government of, 10.75%, 1/15/2013                     2,166,500
      8,650,000             Colombia, Government of, Bond, 8.125%, 5/21/2024               9,156,025
      2,300,000             Colombia, Government of, Bond, 10.375%, 1/28/2033              2,964,700
      2,600,000             Colombia, Government of, Bond, 11.75%, 2/25/2020               3,577,600
      3,250,000             El Salvador, Government of, Bond, 8.25%, 4/10/2032             3,542,500
      1,750,000      (1)    Guatemala, Government of, Note, 9.25%, 8/1/2013                2,034,375
     108,938,900            Mexico, Government of, 8.00%, 12/7/2023                        9,418,257
     10,200,000             Mexico, Government of, 9.00%, 12/22/2011                        988,792
     84,299,900             Mexico, Government of, Bond, 8.00%, 12/19/2013                 7,752,844
     48,311,300             Mexico, Government of, Bond, 10.00%, 12/5/2024                 5,021,959
      1,020,000             Panama, Government of, 9.625%, 2/8/2011                        1,195,950
      2,300,000             Peru, Government of, Bond, 8.75%, 11/21/2033                   2,691,000
      6,630,000             Peru, Government of, Note, 9.875%, 2/6/2015                    8,221,200
      4,600,000             Philippines, Government of, 9.375%, 1/18/2017                  5,221,000
      3,250,000             Philippines, Government of, 9.875%, 1/15/2019                  3,802,500
      3,000,000             Philippines, Government of, Note, 8.00%, 1/15/2016             3,135,000
      3,050,000             Philippines, Government of, Note, 8.25%, 1/15/2014             3,248,250
      1,328,000             Philippines, Government of, Note, 8.375%,
                            2/15/2011                                                      1,415,980
      2,425,000             Philippines, Government of, Note, 10.625%,
                            3/16/2025                                                      2,994,875
      1,580,000             Philippines, Government of, Sr. Note, 9.50%,
                            2/2/2030                                                       1,781,450
     25,050,000             Russia, Government of, Unsub., 5.00%, 3/31/2030               28,054,747
      2,600,000      (1)    Russia, Government of, Unsub., 11.00%, 7/24/2018               3,828,500
      4,850,000             Russia, Government of, Unsub., 12.75%, 6/24/2028               8,831,850
      2,850,000             Turkey, Government of, 9.50%, 1/15/2014                        3,391,500
      6,610,000             Turkey, Government of, 11.00%, 1/14/2013                       8,378,175
      2,000,000             Turkey, Government of, Note, 7.375%, 2/5/2025                  2,017,500
      1,300,000             Turkey, Government of, Note, 11.50%, 1/23/2012                 1,649,375
      1,000,000             Turkey, Government of, Sr. Unsub., 11.875%,
                            1/15/2030                                                      1,492,500
      2,275,000             Turkey, Government of, Sr. Unsub., 12.375%,
                            6/15/2009                                                      2,752,750
       600,000              Ukraine, Government of, Bond, 7.65%, 6/11/2013                  652,410
      1,092,078             Ukraine, Government of, Sr. Note, 10.00%,
                            3/15/2007                                                      1,357,990
      1,022,073             Ukraine, Government of, Sr. Note, 11.00%,
                            3/15/2007                                                      1,069,242
      8,590,000             Venezuela, Government of, 9.375%, 1/13/2034                    9,921,450
      6,950,000             Venezuela, Government of, Bond, 9.25%, 9/15/2027               8,037,675
     11,350,000             Venezuela, Government of, Note, 7.65%, 4/21/2025              11,174,075
                              TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST
                              $236,951,555)                                               247,675,605

------------------------------------------------------------------------------
Principal                                                                                 Value in
Amount                                                                                  U.S. Dollars
                            REPURCHASE AGREEMENT--0.1%
   $      276,000           Interest in $3,275,000,000 joint repurchase
                            agreement 4.04%, dated 11/30/2005 under which
                            Bank of America N.A., will repurchase a
                            U.S. Government Agency security with a maturity
                            of 7/1/2035 for $3,275,367,528 on 12/1/2005. The
                            market value of the underlying security at the
                            end of the period was $3,340,500,000 (AT
                            AMORTIZED COST)                                                 276,000
                              TOTAL INVESTMENTS--94.8% (IDENTIFIED COST
                              $317,358,631)(2)                                            332,395,615
                              OTHER ASSETS AND LIABILITIES - NET--5.2%                      18,125,200
                              TOTAL NET ASSETS--100%                                   $   350,520,815

------------------------------------------------------------------------------
1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified Institutional investors. At November 30, 2005, these securities amounted to $75,740,723 which represents 21.6% of total net assets.
2 The cost of investments for federal tax purposes amounts to $318,394,250.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements


STATEMENT OF ASSETS AND LIABILITIES


November 30, 2005



Assets:
Total investments in securities, at value
(identified cost $317,358,631)                                              $      332,395,615
Cash denominated in foreign currencies
(identified cost $7,379)                                                              7,517
Cash                                                                                 826,790
Income receivable                                                                   6,449,171
Receivable for investments sold                                                    14,600,495
Receivable for shares sold                                                           51,000
  TOTAL ASSETS                                                                     354,330,588
Liabilities:
Payable for investments purchased                  $     3,529,902
Payable for foreign currency exchange
contracts                                                 196,197
Payable for portfolio accounting fees                      2,241
Accrued expenses                                           81,433
  TOTAL LIABILITIES                                                                 3,809,773
Net assets for 19,385,415 shares outstanding                                $      350,520,815
Net Assets Consist of:
Paid-in capital                                                             $      270,313,916
Net unrealized appreciation of investments,
options and translation of assets and
liabilities in foreign currency                                                    14,853,783
Accumulated net realized gain on
investments, options, futures contracts and
foreign currency transactions                                                      20,990,766
Undistributed net investment income                                                44,362,350
  TOTAL NET ASSETS                                                          $      350,520,815
Net Asset Value, Offering Price and
Redemption Proceeds
Per Share
$350,520,815 / 19,385,415 shares outstanding                                         $18.08

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements




STATEMENT OF OPERATIONS


Year Ended November 30, 2005



Investment Income:
Interest                                                                             $    20,614,704
Expenses:
Administrative personnel and
services fee (Note 5)                                                150,000
Custodian fees                                                       85,168
Transfer and dividend disbursing
agent fees and expenses                                              13,676
Directors'/Trustees' fees                                             5,955
Auditing fees                                                        28,412
Legal fees                                                            7,640
Portfolio accounting fees                                            53,409
Insurance premiums                                                    8,664
Taxes                                                                  154
Miscellaneous                                                         4,321
  TOTAL EXPENSES                                                     357,399
Waiver and Reimbursement (Note 5):
Waiver of administrative
personnel and services fee             $     (150,000    )
Reimbursement of other operating
expenses                                     (58,442     )
  TOTAL WAIVER AND REIMBURSEMENT                                    (208,442  )
Net expenses                                                                                148,957
Net investment income                                                                     20,465,747
Realized and Unrealized Gain
(Loss)
on investments, options and
futures contracts:
Net realized gain on investments,
options and foreign currency
transactions                                                                              10,501,024
Net realized gain on futures
contracts                                                                                   37,407
Net change in unrealized
appreciation of investments,
options and translation of assets
and liabilities in foreign
currency                                                                                   5,336,708
Net realized and unrealized gain
on investments, options, futures
contracts and translation of
assets and liabilities in foreign
currency                                                                                  15,875,139
Change in net assets resulting
from operations                                                                      $    36,340,886

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements




STATEMENT OF CHANGES IN NET ASSETS


Year Ended November 30                         2005                 2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                  $    20,465,747      $     8,623,020
Net realized gain on investments,
options, futures contracts and
foreign currency transactions               10,538,431            2,938,245
Net change in unrealized
appreciation/depreciation of
investments, options and
translation of assets and
liabilities
in foreign currency                         5,336,708            (1,530,719)
  CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                           36,340,886           10,030,546
Share Transactions:
Contributions                              298,508,368           42,556,000
Withdrawals                                (131,106,041 )        (36,865,089)
  CHANGE IN NET ASSETS RESULTING
  FROM
  SHARE TRANSACTIONS                       167,402,327            5,690,911
Change in net assets                       203,743,213           15,721,457
Net Assets:
Beginning of period                        146,777,602           131,056,145
End of period (including
undistributed net investment
income of $44,362,350 and
$23,896,603, respectively)             $   350,520,815      $    146,777,602

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS


November 30, 2005

1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The Fund's primary investment objective is to achieve total return on assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP) in the United States of America.


Investment Valuation
The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses, and Distributions
Interest income and expenses are accrued daily. All net income earned and gain/ loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


Premium and Discount Amortization
All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.


Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).


When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Futures Contracts
The Fund purchases and sells bond interest rate futures contracts to manage cash flows, enhance yield, and to potentially reduce transactions costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2005, the Fund had net realized gains of $37,407 on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


Foreign Exchange Contracts
The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.


At November 30, 2005, the Fund had outstanding foreign currency commitments as follows:



                       Foreign Currency          In Exchange      Contracts            Unrealized
Settlement Date        Units to Deliver              For           at Value           Depreciation
Contracts Sold:
                      153,807,417 Mexican                         14,477,667
1/18/2006                    Peso                $14,333,333     $                     $(144,334)
                      60,699,238 Mexican
1/18/2006                    Peso                 5,661,667       5,713,530             (51,863)
           NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS                   $(196,197)


------------------------------------------------------------------------------

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.


Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.


Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:



Year Ended November 30                     2005              2004
Proceeds from contributions             17,702,635         2,704,394
Fair value of withdrawals               (7,541,829)       (2,586,633)
  TOTAL CHANGE RESULTING FROM           10,160,806          117,761
  CONTRIBUTIONS/WITHDRAWALS

------------------------------------------------------------------------------

4. FEDERAL TAX INFORMATION

At November 30, 2005, the cost of investments for federal tax purposes was $318,394,250. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $14,001,365. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,558,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $557,606.


The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the discount accretion/premium amortization on debt securities.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Counseling, is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.


Administrative Fee
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:



             Maximum                         Average Aggregate Daily
        Administrative Fee                   Net Assets of the Trust
              0.150%                         on the first $5 billion
              0.125%                          on the next $5 billion
              0.100%                         on the next $10 billion
              0.075%                          on assets in excess of
                                                   $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.
------------------------------------------------------------------------------


General
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases                                        $ 239,209,436
Sales                                            $ 58,754,781

7. CONCENTRATION OF CREDIT RISK
------------------------------------------------------------------------------
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


At November 30, 2005, the diversification of countries was as follows:



                                                          Percentage of
Country                                                     Net Assets
Russia                                                        21.3%
Brazil                                                        21.2%
Mexico                                                        11.6%
Venezuela                                                     10.2%
Philippines                                                    9.0%
Colombia                                                       6.1%
Turkey                                                         5.6%
Peru                                                           3.1%
Kazakhstan                                                     1.9%
Argentina                                                      1.6%
El Salvador                                                    1.0%
Ukrainan SSR                                                   0.9%
Guatemala                                                      0.6%
Panama                                                         0.3%
Poland                                                         0.3%


------------------------------------------------------------------------------

8. LEGAL PROCEEDINGS
Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning
November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately
$8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND SHAREHOLDERS OF EMERGING MARKETS FIXED INCOME CORE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Fixed Income Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund, a portfolio of Federated Core Trust II, L.P., at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                             Ernst & Young LLP

Boston, Massachusetts
January 13, 2006


BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED DIRECTORS BACKGROUND



          Name
       Birth Date
        Address
  Positions Held with
         Trust              Principal Occupation(s) for Past Five Years, Other
   Date Service Began           Directorships Held and Previous Position(s)
John F. Donahue*           Principal Occupations: Director or Trustee of the
Birth Date: July 28,       Federated Fund Complex; Chairman and Director,
1924                       Federated Investors, Inc.
DIRECTOR
Began serving:             Previous Positions: Chairman of the Federated Fund
November 2000              Complex; Trustee, Federated Investment Management
                           Company and Chairman and Director, Federated
                           Investment Counseling.

J. Christopher Donahue*    Principal Occupations: Principal Executive Officer
Birth Date: April 11,      and President of the Federated Fund Complex;
1949                       Director or Trustee of some of the Funds in the
PRESIDENT AND DIRECTOR     Federated Fund Complex; President, Chief Executive
Began serving:             Officer and Director, Federated Investors, Inc.;
November 2000              Chairman and Trustee, Federated Investment
                           Management Company; Trustee, Federated Investment
                           Counseling; Chairman and Director, Federated Global
                           Investment Management Corp.; Chairman, Passport
                           Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd.
                           (Investment advisory subsidiary of Federated);
                           Trustee, Federated Shareholder Services Company;
                           Director, Federated Services Company.

                           Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*   Principal Occupations: Director or Trustee of the
Birth Date: October 11,    Federated Fund Complex; Professor of Medicine,
1932                       University of Pittsburgh; Medical Director,
3471 Fifth Avenue          University of Pittsburgh Medical Center Downtown;
Suite 1111                 Hematologist, Oncologist and Internist, University
Pittsburgh, PA             of Pittsburgh Medical Center.
DIRECTOR
Began serving:             Other Directorships Held: Member, National Board of
November 2001              Trustees, Leukemia Society of America.

                           Previous Positions: Trustee, University of
                           Pittsburgh; Director, University of Pittsburgh Medical Center.


------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.


INDEPENDENT DIRECTORS BACKGROUND



          Name
       Birth Date
        Address
  Positions Held with
         Trust              Principal Occupation(s) for Past Five Years, Other
   Date Service Began          Directorships Held and Previous Position(s)
Thomas G. Bigley           Principal Occupation: Director or Trustee of the
Birth Date: February 3,    Federated Fund Complex.
1934
15 Old Timber Trail        Other Directorships Held: Director, Member of
Pittsburgh, PA             Executive Committee, Children's Hospital of
DIRECTOR                   Pittsburgh; Director, University of Pittsburgh.
Began serving:
November 2001              Previous Position: Senior Partner, Ernst & Young
                           LLP.

John T. Conroy, Jr.        Principal Occupations: Director or Trustee of the
Birth Date: June 23,       Federated Fund Complex; Chairman of the Board,
1937                       Investment Properties Corporation; Partner or
Investment Properties      Trustee in private real estate ventures in
Corporation                Southwest Florida.
3838 North Tamiami
Trail                      Previous Positions: President, Investment
Suite 402                  Properties Corporation; Senior Vice President, John
Naples, FL                 R. Wood and Associates, Inc., Realtors; President,
DIRECTOR                   Naples Property Management, Inc. and Northgate
Began serving:             Village Development Corporation.
November 2001

Nicholas P. Constantakis   Principal Occupations: Director or Trustee of the
Birth Date:                Federated Fund Complex.
September 3, 1939
175 Woodshire Drive        Other Directorships Held: Director and Member of
Pittsburgh, PA             the Audit Committee, Michael Baker Corporation
DIRECTOR                   (engineering and energy services worldwide).
Began serving:
November 2001              Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham         Principal Occupation: Director or Trustee of the
Birth Date: March 5,       Federated Fund Complex.
1943
353 El Brillo Way          Other Directorships Held: Chairman, President and
Palm Beach, FL             Chief Executive Officer, Cunningham & Co., Inc.
DIRECTOR                   (strategic business consulting); Trustee Associate,
Began serving:             Boston College.
November 2001
                           Previous Positions: Director, Redgate
                           Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief
                           Executive Officer, Computer Consoles, Inc.;
                           President and Chief Operating Officer, Wang
                           Laboratories; Director, First National Bank of
                           Boston; Director, Apollo Computer, Inc.

Peter E. Madden            Principal Occupation: Director or Trustee of the
Birth Date: March 16,      Federated Fund Complex.
1942
One Royal Palm Way         Other Directorships Held: Board of Overseers,
100 Royal Palm Way         Babson College.
DIRECTOR
Began serving:             Previous Positions: Representative, Commonwealth of
November 2001              Massachusetts General Court; President, State
                           Street Bank and Trust Company and State Street
                           Corporation (retired); Director, VISA USA and VISA
                           International; Chairman and Director, Massachusetts
                           Bankers Association; Director, Depository Trust
                           Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield,      Principal Occupations: Director or Trustee of the
Jr.                        Federated Fund Complex; Management Consultant.
Birth Date: April 10,
1945                       Previous Positions: Chief Executive Officer, PBTC
80 South Road              International Bank; Partner, Arthur Young & Company
Westhampton Beach, NY      (now Ernst & Young LLP); Chief Financial Officer of
DIRECTOR                   Retail Banking Sector, Chase Manhattan Bank; Senior
Began serving:             Vice President, HSBC Bank USA (formerly, Marine
November 2001              Midland Bank); Vice President, Citibank; Assistant
                           Professor of Banking and Finance, Frank G. Zarb
                           School of Business, Hofstra University; Executive
                           Vice President, DVC Group, Inc. (marketing communications and technology).

John E. Murray, Jr.,       Principal Occupations: Director or Trustee, and
J.D., S.J.D.               Chairman of the Board of Directors or Trustees, of
Birth Date:                the Federated Fund Complex; Chancellor and Law
December 20, 1932          Professor, Duquesne University; Partner, Murray,
Chancellor, Duquesne       Hogue and Lannis.
University
Pittsburgh, PA             Other Directorships Held: Director, Michael Baker
DIRECTOR                   Corp. (engineering, construction, operations and
Began serving:             technical services).
November 2001
                           Previous Positions: President, Duquesne University;
                           Dean and Professor of Law, University of Pittsburgh
                           School of Law; Dean and Professor of Law, Villanova
                           University School of Law.

Marjorie P. Smuts          Principal Occupations: Director or Trustee of the
Birth Date: June 21,       Federated Fund Complex; Public Relations/Marketing
1935                       Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National Spokesperson, Aluminum
DIRECTOR                   Company of America; television producer; President,
Began serving:             Marj Palmer Assoc.; Owner, Scandia Bord.
November 2001

John S. Walsh              Principal Occupations: Director or Trustee of the
Birth Date:                Federated Fund Complex; President and Director,
November 28, 1957          Heat Wagon, Inc. (manufacturer of construction
2604 William Drive         temporary heaters); President and Director,
Valparaiso, IN             Manufacturers Products, Inc. (distributor of
DIRECTOR                   portable construction heaters); President, Portable
Began serving:             Heater Parts, a division of Manufacturers Products,
November 2001              Inc.

                           Previous Position: Vice President, Walsh & Kelly,
                           Inc.



------------------------------------------------------------------------------

OFFICERS



          Name
       Birth Date
  Positions Held with
         Trust                Principal Occupation(s) for Past Five Years and
   Date Began Serving                      Previous Position(s)
John W. McGonigle          Principal Occupations: Executive Vice President and
Birth Date: October 26,    Secretary of the Federated Fund Complex; Vice
1938                       Chairman, Executive Vice President, Secretary and
EXECUTIVE VICE             Director, Federated Investors, Inc.
PRESIDENT AND SECRETARY
Began serving:             Previous Positions: Trustee, Federated Investment
November 2000              Management Company and Federated Investment
                           Counseling; Director, Federated Global Investment
                           Management Corp., Federated Services Company and
                           Federated Securities Corp.

Richard A Novak            Principal Occupations: Principal Financial Officer
Birth Date:                and Treasurer of the Federated Fund Complex; Senior
December 25, 1963          Vice President, Federated Administrative Services;
TREASURER                  Financial and Operations Principal for Federated
Began serving:             Securities Corp., Edgewood Services, Inc. and
January 1, 2006            Southpointe Distribution Services, Inc.; Senior Vice
                           President and Controller of Federated Investors, Inc.

                           Previous Positions: Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher          Principal Occupations: Vice Chairman or Vice
Birth Date: May 17, 1923   President of some of the Funds in the Federated Fund
VICE CHAIRMAN              Complex; Vice Chairman, Federated Investors, Inc.;
Began serving:             Chairman, Federated Securities Corp.
August 2002
                           Previous Positions: President and Director or
                           Trustee of some of the Funds in the Federated Fund
                           Complex; Executive Vice President, Federated
                           Investors, Inc. and Director and Chief Executive
                           Officer, Federated Securities Corp.

Robert J. Ostrowski        Principal Occupations: Robert J. Ostrowski joined
Birth Date: April 26,      Federated in 1987 as an Investment Analyst and
1963                       became a Portfolio Manager in 1990. He was named
CHIEF INVESTMENT OFFICER   Chief Investment Officer of taxable fixed income
Began serving: May 2004    products in 2004 and also serves as a Senior
                           Portfolio Manager. He has been a Senior Vice
                           President of the Fund's Adviser since 1997.
                           Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham            Todd A. Abraham is Vice President of the Trust.
Birth Date:                Mr. Abraham has been a Portfolio Manager since 1995
February 10, 1966          and a Vice President of the Fund's Adviser since
VICE PRESIDENT             1997. Mr. Abraham joined Federated in 1993 as an
Began serving: May 2004    Investment Analyst and served as Assistant Vice
                           President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from
                           1992-1993. Mr. Abraham is a Chartered Financial
                           Analyst and received his M.B.A. in Finance from Loyola College.

David P. Gilmore           David P. Gilmore is Vice President of the Trust.
Birth Date:                Mr. Gilmore joined Federated in August 1997 as an
November 11, 1970          Investment Analyst. He was promoted to Senior
VICE PRESIDENT             Investment Analyst in July 1999 and became a Vice
Began serving: May 2004    President of the Fund's Adviser in July 2001.
                           Mr. Gilmore was a Senior Associate with Coopers &
                           Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a
                           B.S. from Liberty University.

Robert M. Kowit            Robert M. Kowit has been the Fund's Portfolio
Birth Date: June 27,       Manager since inception. He is Vice President of the
1945                       Trust. Mr. Kowit joined Federated in 1995 as a
VICE PRESIDENT             Senior Portfolio Manager and a Vice President of the
Began serving:             Fund's Adviser. Mr. Kowit served as a Managing
February 2001              Partner of Copernicus Global Asset Management from
                           January 1995 through October 1995. From 1990 to
                           1994, he served as Senior Vice President/Portfolio
                           Manager of International Fixed Income and Foreign
                           Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


------------------------------------------------------------------------------

BOARD REVIEW OF ADVISORY CONTRACT


As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is unusual in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other separate accounts. In addition, the Fund does not pay an investment advisory fee.

During its review of the investment advisory contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the range and quality of services provided to the Fund by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. As previously noted, the Fund does not pay an investment advisory fee; however, the Board does consider the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.


The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. Because the Fund does not pay an advisory fee, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Fund under separate contracts (e.g., for serving as the Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the profitability of the Adviser, the cost of providing the advisory services or the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.



QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409R102

28172 (1/06)


CAPITAL APPRECIATION CORE FUND

ANNUAL REPORT
November 30, 2005



FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                                      Period
                                          Year Ended November 30       Ended
                                          2005            2004     11/30/2003(1)
Net Asset Value, Beginning of Period     $11.21         $10.14        $10.00
Income From Investment Operations:
Net investment income                     0.22 (2)        0.25          0.01
Net realized and unrealized gain on
investments                               0.52            0.82          0.13
  TOTAL FROM INVESTMENT OPERATIONS        0.74            1.07          0.14
Net Asset Value, End of Period           $11.95         $11.21        $10.14
Total Return(3)                           6.60%          10.55%         1.40%

Ratios to Average Net Assets:
Net expenses                              0.05%(5)        0.05%         0.05%(4)
Net investment income                     1.89%           2.09%         2.21%(4)
Expense waiver/reimbursement(6)           0.11%           0.08%         0.49%(4)
Supplemental Data:
Net assets, end of period (000
omitted)                                $162,139       $197,818        $185,555
Portfolio turnover                         51%           55%             8%

------------------------------------------------------------------------------
1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.
2 Based on average shares outstanding.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4 Computed on an annualized basis.
5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 0.05% for the year ended November 30, 2005 after taking into account these expense reductions.
6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




                                              Beginning          Ending
                                            Account Value    Account Value           Expenses Paid
                                              6/1/2005         11/30/2005            During Period 1
Actual                                         $1,000          $1,042.80                 $0.26
Hypothetical (assuming a 5% return
before expenses)                               $1,000          $1,024.82                 $0.25

1.....Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by
      183/365 (to reflect the one-half year period).

------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


This report covers Capital Appreciation Core Fund's fiscal year performance period from December 1, 2004, through November 30, 2005. During this period, the Fund produced a total return of 6.60%.

The Fund underperformed its benchmark, the Standard & Poor's 500 Index(1) (S&P 500), which returned 8.46% during the same period. The Fund also trailed its peer group as measured by the Lipper Large Cap Core Funds Average(2) category, which produced a total return of 8.20% for the same period.

Stock prices were lower in the first five months of the reporting period before rising during the summer months. The total return of the S&P 500 for the December to April period was (0.74)% and for the May to July period was 7.17%. Stock prices were flat to slightly down in August and September before rising in the final two months of the reporting period with the S&P 500 returning (0.11)% for the August to September period and 2.07% for the October to November period. In general, small and mid cap investment strategies outperformed large cap strategies during the reporting period. This negatively influenced the Fund's relative performance, as it had a larger market cap bias as compared to the index. Value-based strategies generally slightly outperformed growth-based strategies. This had a slightly positive influence on the Fund's performance as it had a slight value tilt during most of the year.

Both stock selection and sector allocation were negative contributors to the Fund's negative relative performance. From a sector positioning standpoint the Fund's returns were limited by its cash position in a rising market. The Fund also was negatively impacted by being underweight Healthcare and Utilities. The Fund's returns were aided overall by being underweight Financials, early in the year followed by a move to overweight later in the year. The Fund also benefited from being overweight Consumer Staples early in the year followed by a move to underweight later in the year, as well as being underweight Industrials, on average. On a stock selection basis, the Fund's return was hindered by stock performance within Healthcare, Energy and Industrials. The Fund benefited from stock performance within Consumer Staples, Information Technology and Consumer Discretionary.

Top Contributors during the year were: Altria Group, Inc., Exxon Mobil Corp., Transocean Sedco Forex, Inc., Gillette Co. and Intel Corp. Bottom
Contributors during the year were: Pfizer, Inc., Federal National Mortgage Association, Dell, Inc., Verizon Communications and Tyco International Ltd.

1 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
2 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges. Investments cannot be made in an average.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000(1) in Capital Appreciation Core Fund (the "Fund") from October 28, 2003 (start of performance) to November 30, 2005, compared to the Standard and Poor's 500 Index (S&P 500)(2).



Average Annual Total Returns for the Period Ended
11/30/2005
1 Year                                                            6.60%
Start of Performance (10/28/2003)                                 8.88%


------------------------------------------------------------------------------

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Capital Appreciation Core Fund (the "Fund") is represented by a solid line. The Standard and Poor's 500 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in shares of the Fund and the Standard and Poor's 500 Index . The "x" axis reflects computation periods from October 28, 2003 to November 30, 2005. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the Standard and Poor's 500 Index. The ending values were $11,950 and $12,588, respectively.













Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At November 30, 2005, the Fund's sector composition1 was as follows:



                                       Percentage of
Sector                               Total Net Assets
Financials                                 22.9%
Information Technology                     16.3%
Healthcare                                 13.2%
Energy                                     12.5%
Consumer Discretionary                     10.9%
Industrials                                8.7%
Consumer Staples                           7.2%
Telecommunication Services                 6.1%
Materials                                  0.9%
Cash Equivalents(2)                        1.1%
Other Assets and Liabilities -             0.2%
Net(3)
  TOTAL                                   100.0%
1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
------------------------------------------------------------------------------
2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
3 See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


November 30, 2005



       Shares or
   Principal Amount                                                                             Value
                             COMMON STOCKS--98.7%
                             Consumer Discretionary--10.9%
        13,000               Gap (The), Inc.                                             $     225,940
        81,200               Home Depot, Inc.                                                 3,392,536
        26,100            (1)Interpublic Group Cos., Inc.                                      243,252
        65,700               Mattel, Inc.                                                     1,093,905
        93,300               McDonald's Corp.                                                 3,158,205
        22,000               Nike, Inc., Class B                                              1,876,600
        47,300               Target Corp.                                                     2,531,023
        140,600              Time Warner, Inc.                                                2,527,988
        78,913               Viacom, Inc., Class B                                            2,635,694
                               TOTAL                                                          17,685,143
                             Consumer Staples--7.2%
        43,200               Altria Group, Inc.                                               3,144,528
        78,400               Coca-Cola Co.                                                    3,346,896
        54,600            (1)Kroger Co.                                                       1,062,516
        27,400               PepsiCo, Inc.                                                    1,622,080
        28,958               Procter & Gamble Co.                                             1,656,108
        17,800               Wal-Mart Stores, Inc.                                             864,368
                               TOTAL                                                          11,696,496
                             Energy--12.5%
        13,500               Apache Corp.                                                      881,280
        89,274               Chevron Corp.                                                    5,116,293
        26,600               ConocoPhillips                                                   1,609,566
        12,000            (1)Cooper Cameron Corp.                                              955,560
        130,064              Exxon Mobil Corp.                                                7,547,614
        18,800               GlobalSantaFe Corp.                                               852,768
        52,500            (1)Transocean Sedco Forex, Inc.                                     3,351,600
                               TOTAL                                                          20,314,681
                             Financials--22.9%
        59,500               Ace Ltd.                                                         3,302,250
        44,804               Allstate Corp.                                                   2,513,504
        47,916               American International Group, Inc.                               3,217,080
        54,792               Bank of America Corp.                                            2,514,405
        75,765               Citigroup, Inc.                                                  3,678,391
        39,700               Federal Home Loan Mortgage Corp.                                 2,479,265
        46,100               Federal National Mortgage Association                            2,215,105
        14,300               Goldman Sachs Group, Inc.                                        1,844,128
        57,500               J.P. Morgan Chase & Co.                                          2,199,375
        63,100               MBNA Corp.                                                       1,689,187
        62,300               Merrill Lynch & Co., Inc.                                        4,137,966
        67,400               Morgan Stanley                                                   3,776,422
        55,700               Wells Fargo & Co.                                                3,500,745
                               TOTAL                                                          37,067,823
                             Healthcare--13.2%
        61,400               Abbott Laboratories                                              2,315,394
        57,200               Baxter International, Inc.                                       2,224,508
        16,000            (1)Cephalon, Inc.                                                    813,600
        67,300               Johnson & Johnson                                                4,155,775
        29,100               McKesson HBOC, Inc.                                              1,463,730
        46,400               Medtronic, Inc.                                                  2,578,448
        36,900               Merck & Co., Inc.                                                1,084,860
        173,741              Pfizer, Inc.                                                     3,683,309
        74,600               Wyeth                                                            3,100,376
                               TOTAL                                                          21,420,000
                             Industrials--8.7%
        17,800               Deere & Co.                                                      1,234,430
        143,400              General Electric Co.                                             5,122,248
        35,500               Northrop Grumman Corp.                                           2,036,635
        94,100               Tyco International Ltd.                                          2,683,732
        38,300               United Parcel Service, Inc.                                      2,983,570
                               TOTAL                                                          14,060,615
                             Information Technology--16.3%
        126,200              Applied Materials, Inc.                                          2,285,482
        96,400            (1)Cisco Systems, Inc.                                              1,690,856
        54,400            (1)Dell, Inc.                                                       1,640,704
        174,500           (1)EMC Corp. Mass                                                   2,430,785
         2,700            (1)Google Inc.                                                      1,093,473
        28,500               IBM Corp.                                                        2,533,650
        94,600               Intel Corp.                                                      2,523,928
        21,600               KLA-Tencor Corp.                                                 1,105,704
        236,300              Microsoft Corp.                                                  6,547,873
        201,100           (1)Oracle Corp.                                                     2,527,827
        31,100               Paychex, Inc.                                                    1,318,951
        53,800            (1)Xerox Corp.                                                       763,960
                               TOTAL                                                          26,463,193
                             Materials--0.9%
        54,000               Alcoa, Inc.                                                      1,480,140
                             Telecommunication Services--6.1%
        131,700              AT&T, Inc.                                                       3,280,647
        19,900               Alltel Corp.                                                     1,329,917
        95,600               BellSouth Corp.                                                  2,606,056
        80,418               Verizon Communications                                           2,571,768
                               TOTAL                                                          9,788,388
                               TOTAL COMMON STOCKS (IDENTIFIED COST
                               $142,480,020)                                                 159,976,479
                             REPURCHASE AGREEMENT--1.1%
  $    1,832,000             Interest in $3,275,000,000 joint repurchase
                             agreement 4.04%, dated 11/30/2005 under which Bank
                             of America N.A. will repurchase a U.S. Government
                             Agency security with a maturity of 7/1/2035 for
                             $3,275,367,528 on 12/1/2005. The market value of
                             the underlying security at the end of the period
                             was $3,340,500,000 (AT AMORTIZED COST)                           1,832,000
                               TOTAL INVESTMENTS---99.8% (IDENTIFIED COST
                               $144,312,020)(2)                                              161,808,479
                               OTHER ASSETS AND LIABILITIES---NET--0.2%                          330,338
                               TOTAL NET ASSETS---100%                                    $   162,138,817

------------------------------------------------------------------------------
1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $144,312,020.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.


See Notes which are an integral part of the Financial Statements


STATEMENT OF ASSETS AND LIABILITIES


November 30, 2005



Assets:
Total investments in securities, at value
(identified cost $144,312,020)                                    $  161,808,479
Cash                                                                     506
Income receivable                                                      464,047
Receivable for investments sold                                       1,301,140
  TOTAL ASSETS                                                       163,574,172
Liabilities:
Payable for investments purchased                  $1,389,855
Payable for custodian fees                            4,568
Payable for transfer and dividend disbursing
agent fees and expenses                               3,188
Payable for portfolio accounting fees                 4,933
Accrued expenses                                     32,811
  TOTAL LIABILITIES                                                   1,435,355
Net assets for 13,563,142 shares outstanding                      $  162,138,817
Net Assets Consist of:
Paid-in capital                                                   $  127,350,098
Net unrealized appreciation of investments                            17,496,459
Accumulated net realized gain on investments                          9,326,997
Undistributed net investment income                                   7,965,263
  TOTAL NET ASSETS                                                $  162,138,817
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
$162,138,817 / 13,563,142 shares outstanding, no
par value, unlimited shares authorized                                  $11.95

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements


STATEMENT OF OPERATIONS


Year Ended November 30, 2005



Investment Income:
Dividends                                                                                     $      3,352,184
Interest                                                                                              117,053
  TOTAL INCOME                                                                                       3,469,237
Expenses:
Administrative personnel and services fee
(Note 5)                                                                   150,000
Custodian fees                                                             13,536
Transfer and dividend disbursing agent
fees and expenses                                                          12,996
Directors'/Trustees' fees                                                   8,421
Auditing fees                                                              22,117
Legal fees                                                                  5,479
Portfolio accounting fees                                                  79,851
Insurance premiums                                                         10,779
Miscellaneous                                                               8,290
  TOTAL EXPENSES                                                           311,469
Waivers, Reimbursement and Expense
Reduction:
Waiver of administrative personnel and
services fee (Note 5)                           $   (150,000 )
Waiver of transfer and dividend
disbursing agent fees and expenses                   (1,313  )
Reimbursement of other operating expenses
(Note 5)                                            (61,938  )
Fees paid indirectly from directed
brokerage arrangements                               (8,682  )
  TOTAL WAIVERS, REIMBURSEMENT AND
  EXPENSE REDUCTION                                                       (221,933   )
Net expenses                                                                                          89,536
Net investment income                                                                                3,379,701
Realized and Unrealized Gain on
Investments:
Net realized gain on investments                                                                     5,684,190
Net change in unrealized appreciation of                                                             2,406,695
investments
Net realized and unrealized gain on                                                                  8,090,885
investments
Change in net assets resulting from
operations                                                                                    $     11,470,586

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements


STATEMENT OF CHANGES IN NET ASSETS




Year Ended November 30                                    2005                     2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                           $       3,379,701        $      4,362,421
Net realized gain on investments                        5,684,190               3,813,589
Net change in unrealized
appreciation/depreciation of investments                2,406,695               12,487,319
  CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           11,470,586               20,663,329
Share Transactions:
Contributions                                              ----                   28,600,100
Withdrawals                                            (47,150,000)            (37,000,001)
  CHANGE IN NET ASSETS RESULTING FROM
  SHARE TRANSACTIONS                                   (47,150,000)             (8,399,901)
Change in net assets                                   (35,679,414)             12,263,428
Net Assets:
Beginning of period                                    197,818,231             185,554,803
End of period (including undistributed
net investment income of $7,965,263 and
$4,585,562, respectively)                       $      162,138,817       $     197,818,231

------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS


November 30, 2005

1. ORGANIZATION
Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP) in the United States of America.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


Premium and Discount Amortization
All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.


Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.



When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:



Year Ended November 30                2005                  2004
Proceeds from contributions            ---               2,713,791
Fair value withdrawals             (4,089,855)         (3,366,781)
  TOTAL CHANGE RESULTING FROM      (4,089,855)          (652,990)
  CONTRIBUTIONS/WITHDRAWALS
4. FEDERAL TAX INFORMATION
------------------------------------------------------------------------------

At November 30, 2005, the cost of investments for federal tax purposes was $144,312,020. The net unrealized appreciation of investments for federal tax purposes was $17,496,459. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,162,549 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,666,090.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.


Administrative Fee
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:



                                           Average Aggregate Daily Net Assets
Maximum Administrative Fee                            of the Trust
0.150%                                          on the first $5 billion
0.125%                                           on the next $5 billion
0.100%                                          on the next $10 billion
0.075%                                     on assets in excess of $20 billion


------------------------------------------------------------------------------


The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.


Expense Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2005, the Fund's expenses were reduced by $8,682 under these arrangements.


General
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:



Purchases                                         $       88,831,261
Sales                                             $      129,722,730

7. LEGAL PROCEEDINGS
------------------------------------------------------------------------------
Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning
November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately
$8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND SHAREHOLDERS OF CAPITAL APPRECIATION CORE FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Appreciation Core Fund of Federated Core Trust II, L.P. at
November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                            Ernst & Young LLP

Boston, Massachusetts
January 13, 2006


BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED DIRECTORS BACKGROUND



          Name
       Birth Date
        Address
  Positions Held with
         Trust                  Principal Occupation(s) for Past Five Years, Other Directorships
   Date Service Began                             Held and Previous Position(s)

John F. Donahue*               Principal Occupations: Director or Trustee of the Federated Fund
Birth Date: July 28,           Complex; Chairman and Director, Federated Investors, Inc.
1924
DIRECTOR                       Previous Positions: Chairman of the Federated Fund Complex;
Began serving:                 Trustee, Federated Investment Management Company and Chairman and
November 2000                  Director, Federated Investment Counseling.

J. Christopher Donahue*        Principal Occupations: Principal Executive Officer and President
Birth Date: April 11,          of the Federated Fund Complex; Director or Trustee of some of the
1949                           Funds in the Federated Fund Complex; President, Chief Executive
PRESIDENT AND DIRECTOR         Officer and Director, Federated Investors, Inc.; Chairman and
Began serving:                 Trustee, Federated Investment Management Company; Trustee,
November 2000                  Federated Investment Counseling; Chairman and Director, Federated
                               Global Investment Management Corp.; Chairman, Passport Research,
                               Ltd. (Investment advisory subsidiary of Federated) and Passport
                               Research II, Ltd. (Investment advisory subsidiary of Federated);
                               Trustee, Federated Shareholder Services Company; Director,
                               Federated Services Company.

                               Previous Positions: President, Federated Investment Counseling;
                               President and Chief Executive Officer, Federated Investment
                               Management Company, Federated Global Investment Management Corp.
                               and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*       Principal Occupations: Director or Trustee of the Federated Fund
Birth Date: October 11,        Complex; Professor of Medicine, University of Pittsburgh; Medical
1932                           Director, University of Pittsburgh Medical Center Downtown;
3471 Fifth Avenue              Hematologist, Oncologist and Internist, University of Pittsburgh
Suite 1111                     Medical Center.
Pittsburgh, PA
DIRECTOR                       Other Directorships Held: Member, National Board of Trustees,
Began serving:                 Leukemia Society of America.
November 2001
                               Previous Positions: Trustee, University of Pittsburgh; Director,
                               University of Pittsburgh Medical Center.


------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.



INDEPENDENT DIRECTORS BACKGROUND



          Name
       Birth Date
        Address
  Positions Held with
         Trust                  Principal Occupation(s) for Past Five Years, Other Directorships
   Date Service Began                             Held and Previous Position(s)

Thomas G. Bigley               Principal Occupation: Director or Trustee of the Federated Fund
Birth Date: February 3,        Complex.
1934
15 Old Timber Trail            Other Directorships Held: Director, Member of Executive Committee,
Pittsburgh, PA                 Children's Hospital of Pittsburgh; Director, University of
DIRECTOR                       Pittsburgh.
Began serving:
November 2001                  Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.            Principal Occupations: Director or Trustee of the Federated Fund
Birth Date: June 23,           Complex; Chairman of the Board, Investment Properties Corporation;
1937                           Partner or Trustee in private real estate ventures in Southwest
Investment Properties          Florida.
Corporation
3838 North Tamiami             Previous Positions: President, Investment Properties Corporation;
Trail                          Senior Vice President, John R. Wood and Associates, Inc.,
Suite 402                      Realtors; President, Naples Property Management, Inc. and
Naples, FL                     Northgate Village Development Corporation.
DIRECTOR
Began serving:
November 2001

Nicholas P. Constantakis       Principal Occupations: Director or Trustee of the Federated Fund
Birth Date:                    Complex.
September 3, 1939
175 Woodshire Drive            Other Directorships Held: Director and Member of the Audit
Pittsburgh, PA                 Committee, Michael Baker Corporation (engineering and energy
DIRECTOR                       services worldwide).
Began serving:
November 2001                  Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham             Principal Occupation: Director or Trustee of the Federated Fund
Birth Date: March 5,           Complex.
1943
353 El Brillo Way              Other Directorships Held: Chairman, President and Chief Executive
Palm Beach, FL                 Officer, Cunningham & Co., Inc. (strategic business consulting);
DIRECTOR                       Trustee Associate, Boston College.
Began serving:
November 2001                  Previous Positions: Director, Redgate Communications and EMC
                               Corporation (computer storage systems); Chairman of the Board and
                               Chief Executive Officer, Computer Consoles, Inc.; President and
                               Chief Operating Officer, Wang Laboratories; Director, First
                               National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden                Principal Occupation: Director or Trustee of the Federated Fund
Birth Date: March 16,          Complex.
1942
One Royal Palm Way             Other Directorships Held: Board of Overseers, Babson College.
100 Royal Palm Way
DIRECTOR                       Previous Positions: Representative, Commonwealth of Massachusetts
Began serving:                 General Court; President, State Street Bank and Trust Company and
November 2001                  State Street Corporation (retired); Director, VISA USA and VISA
                               International; Chairman and Director, Massachusetts Bankers
                               Association; Director, Depository Trust Corporation; Director, The
                               Boston Stock Exchange.

Charles F. Mansfield,          Principal Occupations: Director or Trustee of the Federated Fund
Jr.                            Complex; Management Consultant.
Birth Date: April 10,
1945                           Previous Positions: Chief Executive Officer, PBTC International
80 South Road                  Bank; Partner, Arthur Young & Company (now Ernst & Young LLP);
Westhampton Beach, NY          Chief Financial Officer of Retail Banking Sector, Chase Manhattan
DIRECTOR                       Bank; Senior Vice President, HSBC Bank USA (formerly, Marine
Began serving:                 Midland Bank); Vice President, Citibank; Assistant Professor of
November 2001                  Banking and Finance, Frank G. Zarb School of Business, Hofstra
                               University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

John E. Murray, Jr.,           Principal Occupations: Director or Trustee, and Chairman of the
J.D., S.J.D.                   Board of Directors or Trustees, of the Federated Fund Complex;
Birth Date:                    Chancellor and Law Professor, Duquesne University; Partner,
December 20, 1932              Murray, Hogue and Lannis.
Chancellor, Duquesne
University                     Other Directorships Held: Director, Michael Baker Corp.
Pittsburgh, PA                 (engineering, construction, operations and technical services).
DIRECTOR
Began serving:                 Previous Positions: President, Duquesne University; Dean and
November 2001                  Professor of Law, University of Pittsburgh School of Law; Dean and
                               Professor of Law, Villanova University School of Law.
Marjorie P. Smuts              Principal Occupations: Director or Trustee of the Federated Fund
Birth Date: June 21,           Complex; Public Relations/Marketing Consultant/Conference
1935                           Coordinator.
4905 Bayard Street
Pittsburgh, PA                 Previous Positions: National Spokesperson, Aluminum Company of
DIRECTOR                       America; television producer; President, Marj Palmer Assoc.;
Began serving:                 Owner, Scandia Bord.
November 2001

John S. Walsh                  Principal Occupations: Director or Trustee of the Federated Fund
Birth Date:                    Complex; President and Director, Heat Wagon, Inc. (manufacturer of
November 28, 1957              construction temporary heaters); President and Director,
2604 William Drive             Manufacturers Products, Inc. (distributor of portable construction
Valparaiso, IN                 heaters); President, Portable Heater Parts, a division of
DIRECTOR                       Manufacturers Products, Inc.
Began serving:
November 2001                  Previous Position: Vice President, Walsh & Kelly, Inc.


OFFICERS
------------------------------------------------------------------------------

Name                  Principal Occupation(s) for Past Five Years and
Birth Date            Previous Position(s)
Positions Held with
Trust
Date Began Serving
John W. McGonigle     Principal Occupations: Executive Vice President and
Birth Date:           Secretary of the Federated Fund Complex; Vice
October 26, 1938      Chairman, Executive Vice President, Secretary and
EXECUTIVE VICE        Director, Federated Investors, Inc.
PRESIDENT AND
SECRETARY             Previous Positions: Trustee, Federated Investment
Began serving:        Management Company and Federated Investment
November 2000         Counseling; Director, Federated Global Investment
                      Management Corp., Federated Services Company and
                      Federated Securities Corp.

Richard A Novak       Principal Occupations: Principal Financial Officer
Birth Date:           and Treasurer of the Federated Fund Complex; Senior
December 25, 1963     Vice President, Federated Administrative Services;
TREASURER             Financial and Operations Principal for Federated
Began serving:        Securities Corp., Edgewood Services, Inc. and
January 1, 2006       Southpointe Distribution Services, Inc.; Senior Vice
                      President and Controller of Federated Investors, Inc.

                      Previous Positions: Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher     Principal Occupations: Vice Chairman or Vice
Birth Date: May 17,   President of some of the Funds in the Federated Fund
1923                  Complex; Vice Chairman, Federated Investors, Inc.;
VICE CHAIRMAN         Chairman, Federated Securities Corp.
Began serving:
August 2002           Previous Positions: President and Director or
                      Trustee of some of the Funds in the Federated Fund
                      Complex; Executive Vice President, Federated
                      Investors, Inc. and Director and Chief Executive
                      Officer, Federated Securities Corp.

Stephen F. Auth       Principal Occupations: Chief Investment Officer of
Birth Date:           this Fund and various other Funds in the Federated
September 3, 1956     Fund Complex; Executive Vice President, Federated
CHIEF INVESTMENT      Investment Counseling, Federated Global Investment
OFFICER               Management Corp., Federated Equity Management
Began serving:        Company of Pennsylvania and Passport Research II,
May 2004              Ltd. (Investment advisory subsidiary of Federated).

                      Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Todd A. Abraham       Todd A. Abraham is Vice President of the Trust.
Birth Date:           Mr. Abraham has been a Portfolio Manager since 1995
February 10, 1966     and a Vice President of the Fund's Adviser since
VICE PRESIDENT        1997. Mr. Abraham joined Federated in 1993 as an
Began serving:        Investment Analyst and served as Assistant Vice
May 2004              President from 1995 to 1997. Mr. Abraham served as a
                      Portfolio Analyst at Ryland Mortgage Co. from
                      1992-1993. Mr. Abraham is a Chartered Financial
                      Analyst and received his M.B.A. in Finance from Loyola College.

David P. Gilmore      David P. Gilmore has been the Fund's Portfolio
Birth Date:           Manager since inception. He is Vice President of the
November 11, 1970     Trust. Mr. Gilmore joined Federated in August 1997
VICE PRESIDENT        as an Investment Analyst. He was promoted to Senior
Began serving:        Investment Analyst in July 1999 and became a Vice
May 2004              President of the Fund's Adviser in July 2001.
                      Mr. Gilmore was a Senior Associate with Coopers &
                      Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a
                      B.S. from Liberty University.

Robert M. Kowit       Robert M. Kowit is Vice President of the Trust.
Birth Date:           Mr. Kowit joined Federated in 1995 as a Senior
June 27, 1945         Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT        Adviser. Mr. Kowit served as a Managing Partner of
Began serving:        Copernicus Global Asset Management from January 1995
February 2001         through October 1995. From 1990 to 1994, he served
                      as Senior Vice President/Portfolio Manager of
                      International Fixed Income and Foreign Exchange for
                      John Hancock Advisers. Mr. Kowit received his M.B.A.
                      from Iona College with a concentration in finance.


------------------------------------------------------------------------------

BOARD REVIEW OF ADVISORY CONTRACT


As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is unusual in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other separate accounts. In addition, the Fund does not pay an investment advisory fee.

During its review of the investment advisory contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the range and quality of services provided to the Fund by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. As previously noted, the Fund does not pay an investment advisory fee; however, the Board does consider the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.


The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. Because the Fund does not pay an advisory fee, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Fund under separate contracts (e.g., for serving as the Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the profitability of the Adviser, the cost of providing the advisory services or the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409R201

30038 (1/06)




Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.


Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $33,766

                  Fiscal year ended 2004 - $25,968

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $161

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $443 and $0 respectively. Sarbanes Oxley sec. 302 procedures.

 (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $26,284

            Fiscal year ended 2004 - $63,576

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006